SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Disclosure of Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The Group has several equity incentive plans under which a combination of performance share units (“PSUs”) and retention restricted share units (“RSUs”), which each represent the right to receive one Ferrari common share, have been awarded to the Executive Chairman, the Chief Executive Officer (“CEO”), members of the Senior Management Team (“SMT”) and other key employees of the Group.
Equity Incentive Plan 2016 - 2020
    Under the Equity Incentive Plan 2016-2020 the Company awarded approximately 237 thousand 2016-2020 PSUs to the SMT (excluding the previous former CEO) and other key employees of the Group and approximately 450 thousand 2016-2020 PSUs to the previous former CEO in 2017. An additional total of approximately 21 thousand 2016-2020 PSUs were awarded to the successor and now former CEO in 2018. Additionally, the Company awarded members of the SMT and key leaders a total of approximately 119 thousand 2016-2020 RSUs in 2017, and an additional 10 thousand 2016-2020 RSUs were awarded in 2018. The PSUs and RSUs cover the five-year performance and service periods from 2016 to 2020.
2016-2020 PSU awards
    The awards vest in three equal tranches in 2019, 2020 and 2021, subject to the achievement of a market performance condition related to Total Shareholder Return (“TSR”) ranking within the defined industry-specific peer group applicable to the plan. The interim partial vesting periods are independent of one another and any under-achievement in one period can be offset by over-achievement in subsequent periods. The total number of shares assigned upon vesting of the PSU awards depends on the level of achievement of the defined TSR target.
    For the first tranche, which covers a performance period from 2016 to 2018, Ferrari ranked third in TSR within the defined peer group, resulting in the vesting of 100 percent of the target awards. As a result, 230,282 awards vested and an equal number of common shares were assigned to plan participants in 2019. For the second tranche, which covers a performance period from 2016 to 2019, Ferrari ranked second in TSR within the defined peer group, resulting in the vesting of 120 percent of the target awards and the trigger of the catch-up feature as a result of the over-achievement in the performance period. In total, 213,020 awards vested and 298,225 common shares were assigned to plan participants in 2020.
For the third and final tranche, which covers a performance period from 2016 to 2020, Ferrari ranked third in TSR within the defined peer group, resulting in the vesting of 100 percent of the target awards. As a result, 212,243 awards vested in the first quarter of 2021 and an equal number of common shares will be assigned to plan participants.
2016-2020 RSU awards
    The awards vest in three equal tranches in 2019, 2020 and 2021, subject to the recipient’s continued employment with the Company at the time of vesting.
    For the first tranche, which covers a service period from 2016 to 2018, 40,087 awards vested and an equal number of common shares were assigned to plan participants in 2019. For the second tranche, which covers a service period from 2016 to 2019, 31,510 awards vested and an equal number of common shares were assigned to plan participants in 2020. For the third tranche and final tranche, which covers a service period from 2016 to 2020, 31,120 awards vested in the first quarter of 2021 and an equal number of common shares will be assigned to plan participants.
Equity Incentive Plan 2019-2021
Under the Equity Incentive Plan 2019-2021 the Company awarded approximately 174 thousand 2019-2021 PSUs and approximately 111 thousand 2019-2021 RSUs to the Executive Chairman, the former CEO, members of the SMT and other key employees of the Group. The PSUs and RSUs cover the three-year performance and service periods from 2019 to 2021.
2019-2021 PSU awards
The vesting of the awards is based on the achievement of defined key performance indicators as follows:
i)TSR Target - 50 percent vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific peer group of eight;
ii)EBITDA Target - 30 percent vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the business plan;
iii)Innovation Target - 20 percent vest based on the achievement of defined objectives for technological innovation and the development of the new model pipeline over the performance period.
Each target is settled independently of the others targets. The total number of shares assigned upon vesting of the PSU awards depends on the level of achievement of the targets. The awards vest in 2022, except for the awards to the former CEO which vest in three tranches of 12 percent, 12 percent and 76 percent in 2020, 2021 and 2022, respectively.
Ferrari ranked third in the TSR ranking within the defined peer group for the TSR Target and met the EBITDA Target and the Innovation Target for the performance period covering 2019, resulting in the vesting of 100 percent of the target awards. As a result 17,572 awards vested and an equal number of common shares were assigned under the plan in 2020. For the performance period covering 2019 to 2020, Ferrari ranked third in the TSR ranking within the defined peer group for the TSR Target and met the EBITDA Target and the Innovation Target, resulting in the vesting of 100 percent of the target awards. As a result 80,510 awards vested in the first quarter of 2021 and an equal number of common shares will be assigned to plan participants.
2019-2021 RSU awards
The awards vest in 2022, except for those awarded to the former CEO, which vest in three equal tranches in 2020, 2021 and 2022. All of the awards are subject to the recipient’s continued employment with the Company at the time of vesting.
During 2020, 18,892 awards vested and an equal number of common shares were assigned under the plan. For the service period covering 2019 to 2020, 32,694 awards vested in the first quarter of 2021 and an equal number of common shares will be assigned to plan participants.
Equity Incentive Plan 2020-2022
Under the Equity Incentive Plan 2020-2022 the Company awarded approximately 60 thousand 2020-2022 PSUs and approximately 48 thousand 2020-2022 RSUs to the Executive Chairman, members of the SMT and other key employees of the Group. The PSUs and RSUs cover the three-year performance and service periods from 2020 to 2022.
2020-2022 PSU awards
The vesting of the awards is based on the achievement of defined key performance indicators as follows:
i)TSR Target - 50 percent vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific peer group of eight;
ii)EBITDA Target - 30 percent vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the business plan;
iii)Innovation Target - 20 percent vest based on the achievement of defined objectives for technological innovation and the development of the new model pipeline over the performance period.
Each target is settled independently of the other targets. The awards vest in 2023 and the total number of shares assigned upon vesting depends on the level of achievement of the targets.
2020-2022 RSU awards
The awards vest in 2023, subject to the recipient’s continued employment with the Company at the time of vesting.
Supplemental information relating to the equity incentive plans is summarized below.
TSR Target
The number of PSUs with a TSR Target that vest under the equity incentive plans is based on the Company’s TSR performance over the relevant performance period compared to an industry-specific peer group as summarized below.

Ferrari TSR Ranking	% of Target Awards that Vest(*)
1	150%
2	120%
3	100%
4	75%
5	50%
>5	0%
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(*)The PSUs awarded to members of the SMT (excluding the CEO) and other key employees of the Group under the Equity Incentive Plan 2016-2020 did not vest if the TSR ranking was below third compared to the peer group.
The defined peer groups (including the Company) for the TSR Target are presented below.

Equity Incentive Plan 2016-2020	Ferrari	Burberry	Hermes	LVMH
	Moncler	Richemont	Brunello Cucinelli	Ferragamo

Equity Incentive Plan 2019-2021 / Equity Incentive Plan 2020-2022	Ferrari	Burberry	Hermes	LVMH
	Moncler	Richemont	Kering	Aston Martin
EBITDA Target
The number of PSUs with an EBITDA Target that vest under the Equity Incentive Plan 2019-2021 and the Equity Incentive Plan 2020-2022 is determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan, as summarized below.

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+10%	140%
+5%	120%
Business Plan Target	100%
-5%	80%
<-5%	0%
Fair values and key assumptions
The fair value of the PSU awards used for accounting purposes was measured at the grant date using a Monte Carlo Simulation model. The fair value of the RSU awards was measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period.
The fair value of the PSUs and RSUs that were awarded under the equity incentive plans, which is determined based on actuarial calculations that apply certain assumptions and take into consideration the specific characteristics of the awards granted, is summarized in the following table.

Equity Incentive Plan	2016-2020		2019-2021	2020-2022
	Granted in 2017	Granted in 2018
PSUs	€59.36 - €72.06	€61.30 - €111.92	€110.57 - €111.64	€136.06
RSUs	€63.00 - €64.64	€110.76 - €112.99	€119.54 - €120.56	€139.39
The key assumptions utilized to calculate the grant-date fair values of the PSUs that were awarded under the equity incentive plans are summarized below:

Equity Incentive Plan	2016-2020		2019-2021	2020-2022
	Granted in 2017	Granted in 2018
Grant date share price	€66.85	€113.70	€122.60	€142.95
Expected volatility	17.4%	16.7%	26.5%	26.6%
Dividend yield	1.2%	0.9%	0.83%	0.8
Risk-free rate	0%	0%	0%	0%
    The expected volatility was based on the observed volatility of the defined peer group applicable to each equity incentive plan. The risk-free rate was based on the iBoxx sovereign Eurozone yield.
Outstanding share awards
Changes to the outstanding number of PSU and RSU awards under all equity incentive plans of the Group are as follows:

(number of awards)	Outstanding PSU Awards	Outstanding RSU Awards
Balance at January 1, 2018	686,933	118,467
Granted(1)	20,793	10,397
Forfeited	(21,200)	(10,600)
Vested	—	—
Balance at December 31, 2018	686,526	118,264
Granted(2)	175,307	110,968
Forfeited	(32,832)	(18,000)
Vested	(230,282)	(40,087)
Balance at December 31, 2019	598,719	171,145
Granted(3)	48,173	39,780
Forfeited	(1,461)	(1,460)
Vested	(230,592)	(50,402)
Balance at December 31, 2020	414,839	159,063
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(1)     Granted under the Equity Incentive Plan 2016-2020
(2)     Granted under the Equity Incentive Plan 2019-2021
(3)    Grander under the Equity Incentive Plan 2020-2022
Share-based compensation expense
For the years ended December 31, 2020, 2019 and 2018, the Company recognized €17,401 thousand, €17,480 thousand and €22,491 thousand, respectively, as share-based compensation expense and an increase to other reserves within equity in relation to the PSU awards and RSU awards. At December 31, 2020, unrecognized compensation expense amounted to €12,998 thousand and is expected to be recognized over the remaining vesting periods through 2022.